Financing Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Pledged Assets for Financing Liabilities

Pledged assets for financing liabilities as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Trade receivables	¥24,571	¥26,286
Receivables from financial services	1,047,676	1,134,489
Inventories	17,528	26,677
Property, plant and equipment	58,720	55,139

Total	¥1,148,495	¥1,242,591

The Changes in Liabilities Arising from Financing Activities

The changes in liabilities arising from financing activities for the years ended March 31, 2018 and 2019 are as follows:

For the year ended March 31, 2018

	Yen (millions)
	Balance as of April 1, 2017	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2018
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,162,111	¥101,885	¥—	¥—	¥(28,854)	¥—	¥1,505	¥1,236,647
Long-term financing liabilities	5,647,007	80,042	—	—	(169,403)	—	4,717	5,562,363
Lease obligations*1	69,364	(47,449)	—	50,610	(468)	—	566	72,623
Derivative financial liabilities (assets)*2	25,300	—	(3,308)	—	(1,732)	(36,466)	—	(16,206)

Total	¥6,903,782	¥134,478	¥(3,308)	¥50,610	¥(200,457)	¥(36,466)	¥6,788	¥6,855,427

For the year ended March 31, 2019

	Yen (millions)
	Balance as of April 1, 2018	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2019
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,236,647	¥221,551	¥—	¥—	¥14,568	¥—	¥858	¥1,473,624
Long-term financing liabilities	5,562,363	174,160	—	—	118,789	—	2,184	5,857,496
Lease obligations*1	72,623	(47,106)	—	37,028	(237)	—	—	62,308
Derivative financial liabilities (assets)*2	(16,206)	3,342	(9,187)	—	(859)	47,487	—	24,577

Total	¥6,855,427	¥351,947	¥(9,187)	¥37,028	¥132,261	¥47,487	¥3,042	¥7,418,005

Explanatory notes:

*1	The cash flows arising from lease obligations are included in other, net in cash flows from financing activities in the consolidated statements of cash flows.
*2

Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.

Current borrowings [member]
Statement [LineItems]
Summary of Financing Liabilities

Financing liabilities presented in current liabilities as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Current:
Commercial paper	¥849,605	¥943,905
Loans	312,992	366,620
Medium-term notes	40,070	122,080
Asset-backed securities	33,980	41,019

Subtotal	¥1,236,647	¥1,473,624

Reclassification from non-current liabilities (Current portion)	¥1,680,614	¥1,715,158

Total	¥2,917,261	¥3,188,782

Interest Rates for Financing Liabilities

The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current liabilities) as of March 31, 2018 and 2019 are as follows:

	2018	2019
Weighted average interest rate	1.51%	1.85%

Non-current liabilities [member]
Statement [LineItems]
Summary of Financing Liabilities

Financing liabilities presented in non-current liabilities as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Non-current:
Loans	¥1,253,429	¥1,235,791
Medium-term notes	2,885,168	3,151,868
Corporate bonds	454,543	444,517
Asset-backed securities	969,223	1,025,320

Subtotal	¥5,562,363	¥5,857,496

Reclassification to current liabilities (Current portion)	¥(1,680,614)	¥(1,715,158)

Total	¥3,881,749	¥4,142,338

Interest Rates for Financing Liabilities

The interest rate range and payment due date for financing liabilities presented in non-current liabilities (including reclassification to current liabilities) as of March 31, 2018 and 2019 are as follows:

	2018	2019
Loans	Interest rate: 0.09% - 15.00% Due: 2018 - 2046	Interest rate: 0.10% - 10.50% Due: 2019 - 2046
Medium-term notes	Interest rate: 0.07% - 7.63% Due: 2018 - 2028	Interest rate: 0.35% - 3.88% Due: 2019 - 2028
Corporate bonds	Interest rate: 0.01% - 0.59% Due: 2018 - 2022	Interest rate: 0.01% - 0.59% Due: 2019 - 2023
Asset-backed securities	Interest rate: 0.13% - 2.83% Due: 2018 - 2023	Interest rate: 0.11% - 3.30% Due: 2019 - 2024